UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

May 31, 2019

SPZ-QTLY-0719
1.802202.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.1%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.62% 6/7/19, VRDN (a)(b)	$300,000	$300,000
Arizona - 67.7%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 1.55% 6/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,700,000	8,700,000
Series 2015 C, 2.25% 6/3/19, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	7,600,000	7,600,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.4% 6/7/19, LOC Freddie Mac, VRDN (a)	4,300,000	4,300,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,195,000	4,195,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	1,165,000	1,165,000
(San Angelin Apts. Proj.) Series 2004, 1.44% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Fernando Apts. Proj.) Series 2004, 1.44% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	1,200,000	1,200,000
(San Martin Apts. Proj.) Series A2, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Miguel Apts. Proj.) Series 2003, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
(San Remo Apts. Proj.) Series 2002, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	6,800,000	6,800,000
(Village Square Apts. Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,575,000	4,575,000
Series A, 1.53% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
		65,555,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	580,000	580,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 1.75% 6/7/19, VRDN (a)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	200,000	200,000
		300,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.62% 6/7/19, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $66,935,000)		66,935,000

Tender Option Bond - 12.4%
Arizona - 9.8%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,240,000	1,240,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,360,000	1,360,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.55%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,880,000	1,880,000
Participating VRDN Series ROC II R 11959X, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
		9,480,000
California - 0.5%
Dignity Health Participating VRDN Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	500,000	500,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	200,000	200,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
		195,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Utah - 1.5%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	1,400,000	1,400,000
TOTAL TENDER OPTION BOND
(Cost $11,975,000)		11,975,000

Other Municipal Security - 10.8%
Arizona - 10.4%
Arizona Board of Regents Ctfs. of Prtn. Bonds (Univ. of Arizona Projs.) Series 2015 A, 5%	1,250,000	1,250,000
Arizona Ctfs. of Prtn. Bonds Series 2019 A, 5% 10/1/19 (f)	1,000,000	1,006,620
Maricopa County Indl. Dev. Auth. Bonds Series 2019 A, 5% 9/1/19	1,245,000	1,254,560
Phoenix Civic Impt. Board Arpt. Rev. Bonds:
Series 2013, 5% 7/1/19 (b)	4,000,000	4,009,913
Series 2018, 5% 7/1/19 (b)	525,000	526,267
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A:
5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,002,488
5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,002,876
		10,052,724
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 2.25% tender 6/4/19, CP mode (b)	300,000	300,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	100,000	100,007
TOTAL OTHER MUNICIPAL SECURITY
(Cost $10,452,731)		10,452,731
	Shares	Value

Investment Company - 8.5%
Fidelity Municipal Cash Central Fund, 2.34% (h)(i)
(Cost $8,220,869)	8,220,076	8,220,869
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $97,583,600)		97,583,600
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(801,123)
NET ASSETS - 100%		$96,782,477

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $595,000 or 0.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$92,151
Total	$92,151

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

May 31, 2019

TEM-QTLY-0719
1.802203.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.62% 6/7/19, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.52% 6/7/19, VRDN (a)	35,950	35,950
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	22,100	22,100
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 2.28% 6/3/19, VRDN (a)(b)	23,140	23,140
		130,205
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.55% 6/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,975	13,975
Arizona - 1.4%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.47% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600	2,600
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	11,650	11,650
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	1,915	1,915
(San Angelin Apts. Proj.) Series 2004, 1.44% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	9,100	9,100
(San Fernando Apts. Proj.) Series 2004, 1.44% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
(San Lucas Apts. Proj.) Series 2003, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
(San Remo Apts. Proj.) Series 2002, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Sands Apts. Proj.) Series 2001 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	2,185	2,185
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.53% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	2,350	2,350
		96,900
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.62% 6/7/19, VRDN (a)(b)	10,200	10,200
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.55% 6/7/19, LOC Fannie Mae, VRDN (a)	5,960	5,960
		16,160
Colorado - 0.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.56% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	285	285
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		38,775
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2016 C, 1.48% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	73,370	73,370
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.45% 6/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,400	8,400
		81,770
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 1.6% 6/7/19, VRDN (a)	15,730	15,730
Series 1999 B, 1.65% 6/7/19, VRDN (a)(b)	5,600	5,600
		21,330
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.53% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	4,940	4,940
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.59% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,440	4,440
		9,380
Florida - 3.6%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.54% 6/7/19, LOC Citibank NA, VRDN (a)(b)	9,045	9,045
Broward County Arpt. Facilities Rev. Series 2007 A, 1.42% 6/7/19, LOC Citibank NA, VRDN (a)(b)	5,105	5,105
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 2.5% 6/3/19, VRDN (a)(b)	15,000	15,000
Series 2018 B, 2.45% 6/3/19, VRDN (a)(b)	20,300	20,300
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.47% 6/7/19, LOC PNC Bank NA, VRDN (a)(b)	3,275	3,275
(Summer Lakes Phase II Apts. Proj.) 1.54% 6/7/19, LOC Citibank NA, VRDN (a)(b)	10,875	10,875
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.43% 6/7/19, LOC Citibank NA, VRDN (a)(b)	10,115	10,115
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.43% 6/7/19, LOC Citibank NA, VRDN (a)(b)	4,500	4,500
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.43% 6/7/19, LOC Citibank NA, VRDN (a)(b)	9,365	9,365
(Savannah Springs Apts. Proj.) Series G, 1.48% 6/7/19, LOC Citibank NA, VRDN (a)(b)	12,545	12,545
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.54% 6/7/19, LOC Citibank NA, VRDN (a)(b)	10,620	10,620
(Meridian Pointe Apts. Proj.) Series 2005, 1.54% 6/7/19, LOC Citibank NA, VRDN (a)(b)	9,780	9,780
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.58% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	68,510	68,510
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.5% 6/3/19, VRDN (a)(b)	14,650	14,650
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.4% 6/3/19, VRDN (a)	10,800	10,800
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.54% 6/7/19, LOC Citibank NA, VRDN (a)(b)	11,150	11,150
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 2.4% 6/3/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.54% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,945	4,945
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 1.47% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	6,325	6,325
Series 2006 H, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	5,995	5,995
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Grande Oaks Apts. Proj.) Series A, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	5,905	5,905
		250,805
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 2.32% 6/3/19, VRDN (a)	6,000	6,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.53% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 2.31% 6/3/19, VRDN (a)(b)	9,200	9,200
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 2.5% 6/3/19, VRDN (a)(b)	23,750	23,750
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.48% 6/7/19, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.48% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	19,550	19,550
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.48% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	12,885	12,885
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.46% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	8,500	8,500
		156,975
Illinois - 1.7%
Chicago Midway Arpt. Rev. Series 2014 C, 1.5% 6/7/19, LOC Barclays Bank PLC, VRDN (a)(b)	73,710	73,710
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.42% 6/7/19, LOC Bayerische Landesbank, VRDN (a)(b)	3,770	3,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.52% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	1,200	1,200
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.48% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,370	6,370
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.43% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,545	10,545
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.47% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,200	4,200
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.48% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	8,395	8,395
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.53% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		114,190
Indiana - 0.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.46% 6/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	13,440	13,440
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(b)	12,950	12,950
Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	11,500	11,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	14,480	14,480
Series I, 1.51% 6/7/19, VRDN (a)	6,200	6,200
		58,570
Iowa - 1.0%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.49% 6/7/19, VRDN (a)(b)	23,500	23,500
(MidAmerican Energy Proj.) Series 2008 A, 1.49% 6/7/19, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.47% 6/7/19, VRDN (a)(b)	3,800	3,800
		72,400
Kansas - 1.0%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.7% 6/7/19, VRDN (a)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.75% 6/7/19, VRDN (a)	2,000	2,000
Series 2007 B, 1.75% 6/7/19, VRDN (a)	6,600	6,600
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.52% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.53% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.48% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,600	9,600
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	1,700	1,700
		69,200
Kentucky - 4.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.51% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	37,500	37,500
Series 2006 B, 1.53% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,600	33,600
Series 2008 A, 1.54% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	19,300	19,300
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.57% 6/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.57% 6/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.57% 6/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.5% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,500	12,500
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.5% 6/7/19, VRDN (a)(b)	107,000	107,000
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		340,335
Louisiana - 1.3%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.48% 6/7/19, VRDN (a)(b)	14,000	14,000
Series 2003, 1.48% 6/7/19, VRDN (a)(b)	15,850	15,850
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	16,435	16,435
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	46,460	46,460
		92,745
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.5% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.2%
FNMA Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	10,300	10,300
Nebraska - 1.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.45% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	11,075	11,075
Series 2015 D, 1.45% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	28,525	28,525
Series 2016 D, 1.45% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,890	6,890
Series 2018 D, 1.45% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	22,615	22,615
Series B, 1.45% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	27,100	27,100
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.62% 6/7/19, VRDN (a)(b)	1,200	1,200
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	1,200	1,200
		98,605
Nevada - 4.1%
Clark County Arpt. Rev.:
Series 2008 B2, 1.41% 6/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	31,235	31,235
Series 2008 C1, 1.46% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	87,550	87,550
Series 2008 C3, 1.42% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	46,755	46,755
Series 2011 B1, 1.41% 6/7/19, LOC Citibank NA, VRDN (a)(b)	70,400	70,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.48% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	44,195	44,195
		280,135
New York - 6.5%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (15 East Clark Place Apts. Proj.) Series A, 1.43% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,330	5,330
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 1.5% 6/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	31,700	31,700
Series 2010 A4, 1.55% 6/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	27,300	27,300
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.45% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	105,185	105,185
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	22,600	22,600
(East 39th Street Hsg. Proj.) Series 1999 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Worth Street Hsg. Proj.) Series A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
		446,215
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.63% 6/7/19, VRDN (a)(b)	1,500	1,500
Ohio - 0.2%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.48% 6/7/19, LOC Northern Trust Co., VRDN (a)	2,785	2,785
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 1.4% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,990	3,990
Series 2016 G, 1.4% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,230	6,230
Series 2016 I, 1.4% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,930	3,930
		16,935
Oregon - 0.3%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.51% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	3,060	3,060
(New Columbia - Trouton Proj.) Series 2005, 1.51% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	5,015	5,015
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.56% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	12,800	12,800
		20,875
Pennsylvania - 0.2%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.52% 6/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.61% 6/7/19, LOC RBS Citizens NA, VRDN (a)	725	725
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.47% 6/7/19, LOC RBS Citizens NA, VRDN (a)	2,645	2,645
		10,275
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.62% 6/7/19, VRDN (a)(b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.5% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,300	14,300
		15,300
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.53% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 1.0%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.57% 6/7/19, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.52% 6/7/19, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.43% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2002, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	3,500	3,500
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		69,800
Texas - 5.9%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.44% 6/7/19, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.44% 6/7/19, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.48% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.45% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,100	24,100
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.47% 6/7/19, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.44% 6/7/19, LOC Citibank NA, VRDN (a)(b)	11,560	11,560
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.61% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,520	6,520
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 2.35% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,960	4,960
Harris County Indl. Dev. Corp. Poll. Cont. Rev.:
(Exxon Corp.) Series 1984, 2.31% 6/3/19, VRDN (a)	17,200	17,200
2.31% 6/3/19, VRDN (a)	7,900	7,900
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.62% 6/7/19, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.51% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 1.48% 6/7/19, VRDN (a)(b)	14,200	14,200
Series 2001, 1.48% 6/7/19, VRDN (a)(b)	23,900	23,900
Series 2002, 1.48% 6/7/19, VRDN (a)(b)	22,000	22,000
Series 2012, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.46% 6/7/19 (Total SA Guaranteed), VRDN (a)(b)	10,000	10,000
Texas Gen. Oblig.:
Series 2003 B, 1.7% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	21,675	21,675
Series 2004 B, 1.7% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,705	8,705
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	7,170	7,170
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.43% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	7,060	7,060
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,865	4,865
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	6,480	6,480
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	12,215	12,215
(Louetta Village Apts. Proj.) Series 2005, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	5,780	5,780
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	6,810	6,810
(Primrose at Bammel Apts. Proj.) Series 2005, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	7,280	7,280
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	10,700	10,700
(Mayfair Park Apts. Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	2,895	2,895
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	10,800	10,800
(Chisholm Trail Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	9,400	9,400
(Pinnacle Apts. Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	12,565	12,565
(Residences at Sunset Pointe Proj.) Series 2006, 1.55% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	5,480	5,480
(Windshire Apts. Proj.) Series 2007, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	12,700	12,700
Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	10,100	10,100
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
		405,340
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.57% 6/7/19, VRDN (a)	17,200	17,200
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
		25,685
Virginia - 0.3%
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	19,920	19,920
Washington - 2.6%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.5% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	16,005	16,005
Port of Seattle Rev.:
Series 1997, 1.5% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	29,880	29,880
Series 2008, 1.5% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,185	4,185
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.48% 6/7/19, LOC Bank of America NA, VRDN (a)	25,000	25,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.45% 6/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.45% 6/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.44% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Highland Park Apts. Proj.) Series A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
Series A, 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,620	4,620
		179,420
West Virginia - 1.2%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.44% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	4,720	4,720
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.59% 6/7/19, VRDN (a)(b)	34,075	34,075
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.56% 6/7/19, VRDN (a)(b)	40,700	40,700
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.44% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	6,280	6,280
		85,775
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 1.55% 6/7/19, VRDN (a)(b)	4,400	4,400
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 1.6% 6/7/19, VRDN (a)	1,395	1,395
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.65% 6/7/19, VRDN (a)(b)	20,850	20,850
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 B, 1.5% 6/7/19, VRDN (a)	600	600
Series 1994, 1.6% 6/7/19, VRDN (a)	2,000	2,000
		29,245
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,294,225)		3,294,225

Tender Option Bond - 17.8%
Alabama - 0.0%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.51% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.45% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	16,665	16,665
Arizona - 0.3%
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,330	3,330
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 1.55%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,335	5,335
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,925	1,925
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,700	7,700
		18,290
California - 0.7%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,125	5,125
Dignity Health Participating VRDN:
Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	800	800
Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	40,700	40,700
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Floaters ZF 05 81, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,360	2,360
		48,985
Colorado - 2.2%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	8,050	8,050
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,815	2,815
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	15,140	15,140
Series Floaters XF 07 57, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,905	2,905
Series Floaters XF 10 36, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,550	4,550
Series Floaters XG 01 96, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	42,750	42,750
Series Floaters XG 01 97, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,800	1,800
Series Floaters XL 00 83, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	22,300	22,300
Series Floaters XL 00 84, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	11,200	11,200
Series Floaters ZF 06 88, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	12,900	12,900
Series Floaters ZF 06 89, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,190	2,190
Series Floaters ZF 06 90, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	9,315	9,315
Series Floaters ZF 06 91, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,840	1,840
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.55%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,155	4,155
Tender Option Bond Trust Receipts Participating VRDN Series Floaters XF 10 03, 1.47% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,400	3,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.55%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,295	6,295
		151,605
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,675	7,675
Series 2017, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,975	1,975
Series Floaters XL 00 66, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,200	3,200
Series Floaters XM 05 22, 1.48% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XM 07 07, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,600	4,600
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,100	3,100
Participating VRDN Series Floaters YX 10 77, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.48% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,700	3,700
		34,205
District Of Columbia - 0.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	6,300	6,300
District of Columbia Gen. Oblig. Bonds:
Series 2016 23, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,485	1,485
Series Solar 0035, 1.55%, tender 8/29/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,480	2,480
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 1.51% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,000	1,000
Series Floaters XF 27 94, 1.47% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	1,545	1,545
Series Floaters ZM 05 54, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	2,500	2,500
		20,110
Florida - 1.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.55%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,000	3,000
Series Solar 0054, 1.55%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,140	2,140
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	200	200
Florida Gen. Oblig. Bonds:
Series Solar 042, 1.55%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,200	8,200
Series Solar 2017 37, 1.55%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,870	2,870
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.6%, tender 8/8/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	15,720	15,720
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.67%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	3,000	3,000
Participating VRDN Series Floaters ZF 25 03, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.47% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	8,040	8,040
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,075	2,075
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.49% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,000	5,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,500	6,500
		83,650
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,800	13,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.55%, tender 8/15/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,315	6,315
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
		27,415
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.49% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	11,190	11,190
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.55%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,075	5,075
Participating VRDN Series 16 XF0439, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000	6,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,005	4,005
		26,270
Illinois - 1.8%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,400	6,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	8,155	8,155
Series Floaters XG 02 19, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	5,775	5,775
Series Floaters XM 06 86, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	3,960	3,960
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,782	2,782
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	18,390	18,390
Series XF 23 38, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,000	7,000
Series Floaters XF 10 43, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,950	2,950
Series Floaters XX 10 81, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,000	12,000
Series Floaters YX 10 72, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,625	3,625
Series Floaters YX 10 86, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,100	4,100
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 15 XM 0078, 1.47% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,375	15,375
		122,212
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	13,000	13,000
Iowa - 0.0%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.5% 6/1/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700	2,700
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,420	5,420
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 10 24, 1.47% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Louisiana - 1.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.46% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	114,600	114,600
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,600	4,600
		119,200
Maryland - 0.4%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,500	1,500
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,275	7,275
Series XF 10 21, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	14,300	14,300
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,600	1,600
		24,675
Massachusetts - 0.3%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 09 30, 1.45% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	17,410	17,410
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,290	5,290
Series 16 ZM0166, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,240	2,240
		7,530
Missouri - 0.8%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 1.37% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000	3,000
Series Floaters XG 01 84, 1.47% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,300	2,300
Missouri Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.47% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	27,380	27,380
		56,180
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, 1.55%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,185	5,185
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,710	5,710
		10,895
Nevada - 0.1%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.55%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,560	3,560
Series Solar 17 25, 1.55%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,535	5,535
		9,095
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	3,065	3,065
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XF 10 11, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,500	2,500
		3,500
North Carolina - 0.2%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,720	2,720
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	9,365	9,365
		17,085
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,100	3,100
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	7,510	7,510
Montgomery County Hosp. Rev. Participating VRDN Series Floaters BAML 50 02, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,800	4,800
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	7,610	7,610
Series XG 00 69, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	750	750
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,400	1,400
		26,370
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,800	7,800
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, 1.55%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,880	6,880
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.55%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,300	6,300
		16,795
Pennsylvania - 1.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.52% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,920	2,920
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	68,500	68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	11,500	11,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	5,520	5,520
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.52% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,415	2,415
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100	1,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	600	600
		92,555
South Carolina - 0.3%
Berkeley County School District Bonds Series Solar 17 0030, 1.55%, tender 8/15/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,035	3,035
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 1.55%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,910	7,910
Lancaster County School District Bonds Series Solar 17 21, 1.55%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,570	3,570
Lexington County School District #1 Bonds Series Solar 0058, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,585	3,585
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,160	4,160
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100	1,100
		23,360
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XL 00 62, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.52% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Vanderbilt Hosp. Participating VRDN 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,475	4,475
		11,795
Texas - 0.9%
Frisco Independent School District:
Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Participating VRDN Series ROC II R 11960, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	15,265	15,265
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.55%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.45% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	14,400	14,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,095	4,095
		60,865
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.47% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,900	14,900
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	7,360	7,360
		22,260
Virginia - 0.3%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.55%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,915	2,915
Univ. of Virginia Gen. Rev. Bonds Series Solar 17 17, 1.55%, tender 8/29/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,385	3,385
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,770	6,770
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.62%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,800	2,800
		22,370
Washington - 1.3%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.47% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,100	12,100
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200	2,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 1.51% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	3,600	3,600
Series Floaters XM 06 65, 1.52% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	12,700	12,700
Series Floaters ZM 06 69, 1.5% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	9,100	9,100
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.5% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	5,100	5,100
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.55%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,090	6,090
Series Solar 17 19, 1.55%, tender 8/29/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,860	3,860
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.55%, tender 7/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,565	7,565
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	17,700	17,700
Series Floaters ZM 06 79, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500	7,500
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 24 92, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,745	1,745
		89,260
Wisconsin - 0.1%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.55%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,100	3,100
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,200	4,200
		7,300
TOTAL TENDER OPTION BOND
(Cost $1,231,692)		1,231,692

Other Municipal Security - 32.5%
Alabama - 0.2%
Huntsville Health Care Auth. Rev. Series 2019:
1.43% 8/6/19, CP	3,100	3,100
1.88% 7/2/19, CP	9,400	9,400
		12,500
Arizona - 0.6%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/19 (b)	2,255	2,260
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A:
5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,800	5,814
5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	19,595	19,651
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.42% 7/2/19, CP	14,000	14,000
		41,725
California - 1.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	75,305	75,305
Series 2010 B, SIFMA Municipal Swap Index + 0.000% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	26,365	26,365
		101,670
Colorado - 0.3%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	1,500	1,503
Colorado Gen. Fdg. Rev. TRAN Series 2018, 5% 6/26/19	2,500	2,506
Univ. of Colorado Enterprise Sys. Rev. Series A1:
1.4% 7/2/19, CP	13,700	13,700
1.4% 7/2/19, CP	2,400	2,400
		20,109
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	4,175	4,222
Series 2014 H, 5% 11/15/19	1,200	1,215
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 B, 5% 8/1/19	1,150	1,155
Series 2018 B, 5% 10/1/19	10,320	10,417
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,716
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	6,400	6,425
Windham Gen. Oblig. BAN Series 2019, 3% 8/21/19	4,900	4,911
		30,061
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 1.74% tender 7/16/19, LOC JPMorgan Chase Bank, CP mode	3,500	3,500
Florida - 5.3%
Broward County School District TAN Series 2018, 3% 6/12/19	40,200	40,213
Miami-Dade County Series A1:
1.84% 7/29/19, LOC Bank of America NA, CP (b)	6,700	6,700
1.89% 6/5/19, LOC Bank of America NA, CP (b)	48,143	48,143
Miami-Dade County Aviation Rev. Series C, 1.89% 6/5/19, LOC Bank of America NA, CP (b)	19,200	19,200
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	138,400	138,564
Pinellas County School District TAN Series 2018, 3% 6/28/19	18,100	18,114
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.72%, tender 12/27/19 (a)(f)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (a)(f)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.72%, tender 12/27/19 (a)(f)	42,015	42,015
		370,049
Georgia - 7.7%
Atlanta Arpt. Rev.:
Series D1:
1.9% 7/2/19, LOC Bank of America NA, CP	2,440	2,440
1.95% 7/2/19, LOC Bank of America NA, CP	22,194	22,194
Series D2:
1.9% 7/2/19, LOC Bank of America NA, CP (b)	10,255	10,255
2% 7/2/19, LOC Bank of America NA, CP (b)	97,763	97,763
Series D3, 1.95% 7/2/19, LOC Bank of America NA, CP	3,200	3,200
Series D4:
1.9% 7/2/19, LOC Bank of America NA, CP (b)	1,067	1,067
2% 7/2/19, LOC Bank of America NA, CP (b)	16,500	16,500
Series F1:
1.85% 7/2/19, LOC Bank of America NA, CP	129	129
1.95% 7/2/19, LOC Bank of America NA, CP	300	300
Series F2:
1.9% 7/2/19, LOC Bank of America NA, CP (b)	1,500	1,500
1.9% 7/2/19, LOC Bank of America NA, CP (b)	608	608
2% 7/2/19, LOC Bank of America NA, CP (b)	1,633	1,633
Series F3:
1.85% 7/2/19, LOC Bank of America NA, CP	171	171
1.95% 7/2/19, LOC Bank of America NA, CP	258	258
Series F4:
1.9% 7/2/19, LOC Bank of America NA, CP (b)	1,175	1,175
1.9% 7/2/19, LOC Bank of America NA, CP (b)	615	615
2% 7/2/19, LOC Bank of America NA, CP (b)	1,714	1,714
Series H1, 1.58% 7/1/19, LOC PNC Bank NA, CP	15,000	15,000
Series H2, 1.63% 7/1/19, LOC PNC Bank NA, CP (b)	48,947	48,947
Series H4, 1.63% 7/1/19, LOC PNC Bank NA, CP (b)	7,853	7,853
Series I2, 1.9% 6/6/19, LOC JPMorgan Chase Bank, CP (b)	1,453	1,453
Series I4:
1.9% 6/6/19, LOC JPMorgan Chase Bank, CP (b)	1,513	1,513
2.2% 6/6/19, LOC JPMorgan Chase Bank, CP (b)	1,175	1,175
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	91,900	91,900
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	202,420	202,420
		531,783
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.75%, tender 8/1/19 (a)	2,200	2,200
Illinois - 1.3%
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.88% 7/17/19, LOC PNC Bank NA, CP	12,600	12,600
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.72%, tender 12/27/19 (a)(f)	40,850	40,850
Series 2012 I, 1.89% tender 6/4/19, CP mode	11,300	11,300
Series H, 1.57% tender 7/1/19, CP mode	19,285	19,285
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Bonds Series 2018 A, 5% 1/1/20	900	916
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.89% tender 6/4/19, CP mode	5,900	5,900
		90,851
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	4,600	4,600
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	6,600	6,614
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.8% tender 6/13/19 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	9,700	9,700
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H2, 1.43% tender 8/7/19, CP mode	5,335	5,335
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	3,500	3,500
Massachusetts Port Auth. Rev. Series 2012 B, 1.7% 8/7/19, LOC TD Banknorth, NA, CP (b)	6,900	6,900
		25,435
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (a)(f)	17,245	17,245
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	17,300	17,343
Univ. of Michigan Rev. Bonds Series 2009 B, 1.41% tender 7/16/19, CP mode	2,500	2,500
		37,088
Montana - 0.2%
Montana Board of Invt. Bonds:
Series 2007, 1.87%, tender 3/2/20 (a)	8,385	8,385
Series 2013, 1.87%, tender 3/2/20 (a)	4,615	4,615
		13,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Series A, 1.88% 6/4/19, CP	5,500	5,500
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.8% tender 6/13/19, CP mode (b)	30,200	30,200
Series 1990 B, 1.84% tender 8/7/19, CP mode	1,100	1,100
Series A1:
2.25% tender 6/4/19, CP mode (b)	21,600	21,600
2.3% tender 6/4/19, CP mode (b)	2,300	2,300
		55,200
New Jersey - 1.1%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,450	4,482
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	28,000	28,188
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	10,500	10,517
Camden County BAN Series 2018 A, 3% 10/23/19	6,300	6,323
East Windsor Township Gen. Oblig. BAN Series 2018, 3.5% 12/6/19	8,200	8,252
Hopatcong Borough Gen. Oblig. BAN Series 2018, 3% 7/25/19	5,561	5,570
Morris Township Gen. Oblig. BAN Series 2018, 3% 9/5/19	10,666	10,697
		74,029
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	6,900	6,935
Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	9,025	9,026
		15,961
New York - 1.9%
Albany City School District BAN Series 2018 B, 3% 8/2/19	8,897	8,915
Burnt Hills Ballston Lake NY BAN Series 2018, 3% 6/21/19	27,400	27,418
Harborfields Central School District Greenlawn TAN Series 2018, 3% 6/21/19	18,000	18,011
Kings Park Central School District:
BAN Series 2018, 3% 9/13/19	9,000	9,028
TAN Series 2018, 3% 6/21/19	16,000	16,010
Lindenhurst Unified Free School District TAN Series 2018, 3% 6/26/19	23,000	23,018
North Colonie Central School District BAN Series 2018, 3% 7/19/19	28,000	28,043
		130,443
Ohio - 0.4%
Butler County Gen. Oblig. BAN:
Series 2018, 3% 7/25/19	3,070	3,075
Series 2019, 3% 1/23/20	2,600	2,616
Fairfield County Gen. Oblig. BAN Series 2018, 3% 4/29/20	2,000	2,021
Franklin County Rev. Bonds Series 2013 OH, 1.75%, tender 8/1/19 (a)	3,600	3,600
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,200	2,215
Indian Valley Loc School District BAN Series 2019, 2.5% 2/11/20	2,500	2,509
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	4,000	4,003
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	2,300	2,300
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,650	1,653
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	5,342	5,357
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,230	1,234
		30,583
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.77%, tender 12/27/19 (a)(f)	20,415	20,415
Pennsylvania - 0.0%
Philadelphia Arpt. Rev. Series B2, 1.65% 7/24/19, LOC PNC Bank NA, CP (b)	2,700	2,700
South Carolina - 0.0%
Georgetown County School District BAN Series 2018, 3% 6/20/19	1,000	1,001
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.75% 8/15/19, LOC State Street Bank & Trust Co., Boston, CP	9,900	9,900
1.88% 6/5/19, LOC State Street Bank & Trust Co., Boston, CP	29,400	29,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.77% 8/5/19 (Liquidity Facility JPMorgan Chase Bank), CP	6,300	6,300
		45,600
Texas - 8.1%
Austin Elec. Util. Sys. Rev. Series A, 1.44% 6/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,200	5,200
Garland Series 15, 1.88% 7/8/19, LOC Citibank NA, CP	2,000	2,000
Garland Util. Sys. Rev. Series 18, 1.83% 7/2/19, LOC Bank of America NA, CP	2,900	2,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.62%, tender 12/27/19 (a)(f)	33,900	33,900
Series 2014 B, 2%, tender 12/1/19 (a)	3,500	3,502
Series 2016 B3, 1.85% tender 7/2/19, CP mode	19,600	19,600
Harris County Flood District Cont. Ctfs. of Prtn. Series H, 1.51% 8/8/19 (Liquidity Facility JPMorgan Chase Bank), CP	6,955	6,955
Harris County Gen. Oblig.:
Series D, 1.8% 6/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	5,500	5,500
Series E1, 1.51% 8/8/19, LOC Landesbank Hessen-Thuringen, CP	13,015	13,015
Houston Arpt. Sys. Rev. Series A:
1.86% 6/11/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,900	1,900
1.87% 7/2/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	11,000	11,000
Houston Gen. Oblig.:
Series E1, 1.9% 7/3/19, LOC Citibank NA, CP	2,000	2,000
TRAN Series 2018, 5% 6/28/19	4,000	4,010
Lower Colorado River Auth. Rev.:
Series 2019:
1.95% 6/4/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,900	5,900
2.02% 6/4/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,800	2,800
Series B, 1.45% 6/18/19, LOC State Street Bank & Trust Co., Boston, CP	2,663	2,663
Lubbock Health Facilities Dev. Corp. Rev. Bonds (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	2,845	2,853
Northside Independent School District Bonds Series 2018, 5% 8/15/19 (Permanent School Fund of Texas Guaranteed)	2,500	2,518
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.72%, tender 12/27/19 (a)(f)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.72%, tender 12/27/19 (a)(f)	31,000	31,000
Texas Gen. Oblig.:
Bonds Series 2012, 5.5% 8/1/19 (b)	2,400	2,413
TRAN Series 2018, 4% 8/29/19	320,710	322,312
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.41% 6/25/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,500	3,500
1.42% 6/21/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,830	2,830
1.46% 7/9/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300	4,300
2.14% 6/10/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,200	2,200
2.14% 6/12/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,200	2,200
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series 2015 A, 5% 7/1/19	8,130	8,153
Series A:
1.41% 6/24/19, CP	2,200	2,200
1.42% 6/20/19, CP	8,800	8,800
1.81% 6/6/19, CP	1,500	1,500
Upper Trinity Reg'l. Wtr. District Series 2019, 1.6% 7/1/19, LOC Bank of America NA, CP	6,100	6,100
		557,424
Virginia - 0.1%
Univ. of Virginia Gen. Rev.:
Series 03A, 1.4% 6/18/19, CP	2,500	2,500
Series 2003 A, 1.42% 6/25/19, CP	3,400	3,400
		5,900
Washington - 0.1%
Energy Northwest Elec. Rev. Bonds Series 2012 A, 5% 7/1/19	8,000	8,022
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,243,963)		2,243,963
	Shares (000s)	Value (000s)

Investment Company - 1.7%
Fidelity Municipal Cash Central Fund, 2.34% (g)(h)
(Cost $119,679)	119,668	119,679
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,889,559)		6,889,559
NET OTHER ASSETS (LIABILITIES) - 0.4%		27,431
NET ASSETS - 100%		$6,916,990

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,145,000 or 2.3% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$11,500
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$8,050
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$3,100
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$800
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.67%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$15,265
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$18,390
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$5,520
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 7/13/18	$7,510
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$7,610
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	8/3/18 - 10/9/18	$1,100
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,100
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.62%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$2,793
Total	$2,793

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 29, 2019